UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04443
Investment Company Act File Number

Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

March 31
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

AMT-Free Limited Maturity Municipal Income Fund	(Formerly, AMT-Free Limited Maturity Municipals Fund)
California Limited Maturity Municipal Income Fund	(Formerly, California Limited Maturity Municipals Fund)
Massachusetts Limited Maturity Municipal Income Fund	(Formerly Massachusetts Limited Maturity Municipals Fund)
National Limited Maturity Municipal Income Fund	(Formerly, National Limited Maturity Municipals Fund)
New Jersey Limited Maturity Municipal Income Fund	(Formerly, New Jersey Limited Maturity Municipals Fund)
New York Limited Maturity Municipal Income Fund	(Formerly, New York Limited Maturity Municipals Fund)
Pennsylvania Limited Maturity Municipal Income Fund	(Formerly, Pennsylvania Limited Maturity Municipals Fund)

Eaton Vance California Limited Maturity Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.2%
$500	University of California, 5.00%, 5/15/21	$550,125

		$550,125

Electric Utilities — 4.3%
$500	Los Angeles Department of Water and Power Revenue, 5.25%, 7/1/23	$559,265
500	Vernon, Electric System Revenue, 5.125%, 8/1/21	509,000

		$1,068,265

Escrowed/Prerefunded — 3.4%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18(1)	$277,905
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	577,606

		$855,511

Hospital — 16.1%
$500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$518,500
500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	523,330
500	California Health Facilities Financing Authority, (Scripps Health), 5.00%, 10/1/21	521,190
640	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/21	648,282
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	515,005
500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	526,445
200	San Benito Health Care District, 5.375%, 10/1/12	200,876
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	310,497
250	Washington Township Health Care District, 5.50%, 7/1/19	256,697

		$4,020,822

Housing — 2.9%
$750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$723,405

		$723,405

Industrial Development Revenue — 0.8%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$199,986

		$199,986

Insured-Education — 1.5%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$382,446

		$382,446

Insured-Electric Utilities — 8.9%
$450	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$464,980
600	California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	677,526
500	Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	529,445
500	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	542,530

		$2,214,481

Insured-General Obligations — 15.3%
$400	Barstow Unified School District, (FGIC), (NPFG), 5.25%, 8/1/18	$429,112
500	Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/12	476,440
1,080	Fillmore Unified School District, (FGIC), (NPFG), 0.00%, 7/1/15	881,399
760	Fresno Unified School District, (NPFG), 5.80%, 2/1/16	830,536

1

Principal
Amount
(000’s omitted)	Security	Value
$650	Oakland Unified School District, Alameda County, (FGIC), (NPFG), 5.00%, 8/1/22	$649,252
750	San Juan Unified School District, (AGM), 0.00%, 8/1/17	547,432

		$3,814,171

Insured-Lease Revenue/Certificates of Participation — 1.9%
$460	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$482,439

		$482,439

Insured-Other Revenue — 0.9%
$240	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (AGC), (FGIC), 5.00%, 6/1/35	$223,354

		$223,354

Insured-Special Tax Revenue — 4.9%
$625	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	$649,375
500	San Mateo County Transportation District, (NPFG), 5.25%, 6/1/17	567,645

		$1,217,020

Insured-Transportation — 5.7%
$715	Port of Oakland, (NPFG), (AMT), 5.00%, 11/1/21	$702,309
675	San Jose Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	708,844

		$1,411,153

Insured-Water and Sewer — 2.1%
$500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	$526,185

		$526,185

Lease Revenue/Certificates of Participation — 2.2%
$500	California Public Works, (University of California), 5.25%, 6/1/20	$553,025

		$553,025

Senior Living/Life Care — 2.9%
$210	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$207,144
520	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	512,216

		$719,360

Solid Waste — 2.8%
$315	City of Los Angeles, 5.00%, 2/1/20	$351,798
350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	350,165

		$701,963

Special Tax Revenue — 11.9%
$290	Alameda Public Financing Authority, 5.45%, 9/2/14	$294,341
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	176,960
500	California State Economic Recovery, 5.00%, 7/1/18	537,780
190	Corona Public Financing Authority, 5.70%, 9/1/13	190,162
100	Eastern Municipal Water District, 4.80%, 9/1/20	87,141
75	Eastern Municipal Water District, 4.85%, 9/1/21	64,755
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	202,444
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	37,888
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	74,752
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	407,347
145	Santa Margarita Water District, 6.10%, 9/1/14	148,424
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	200,300
100	Temecula Valley Unified School District, 4.75%, 9/1/21	91,299
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	200,854
250	Whittier Public Financing Authority, (Greenleaf Ave. Whittier Redevelopment), 5.50%, 11/1/16	252,325

		$2,966,772

2

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 3.4%
$500	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$544,280
290	Port Redwood City, (AMT), 5.40%, 6/1/19	291,514

		$835,794

Water and Sewer — 2.1%
$500	Metropolitan Water District of Southern California, 5.00%, 7/1/31	$530,065

		$530,065

Total Tax-Exempt Investments — 96.2% (identified cost $23,418,940)		$23,996,342

Other Assets, Less Liabilities — 3.8%		$936,583

Net Assets — 100.0%		$24,932,925

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 42.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 25.9% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	9 U.S. Treasury Bond	Short	$(1,079,968)	$(1,038,375)	$41,593
3/10	18 U.S. Treasury Note	Short	(2,131,109)	(2,078,156)	52,953

					$94,546

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $94,546.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$23,405,851

Gross unrealized appreciation	$773,736
Gross unrealized depreciation	(183,245)

Net unrealized appreciation	$590,491

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$23,996,342	$—	$23,996,342

Total Investments	$—	$23,996,342	$—	$23,996,342

Futures Contracts	94,546	—	—	94,546

Total	$94,546	$23,996,342	$—	$24,090,888

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance California Limited Maturity Municipals Fund.

4

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.1%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 1.7%
$1,000	Idaho Board Bank Authority, 5.00%, 9/15/22	$1,116,690

		$1,116,690

Education — 13.2%
$1,000	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	$1,048,860
500	Delaware County, PA, (Villanova University), 5.00%, 12/1/20(1)	541,650
280	Indiana University, IN, 5.00%, 8/1/20	310,397
1,500	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	1,587,900
500	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	622,100
1,000	Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,184,820
1,000	New York Dormitory Authority, (State University Educational Facilities), 5.25% to 5/15/12 (Put Date), 11/15/23	1,089,040
150	Purdue University, IN, 5.00%, 7/1/21	168,598
1,000	University of Houston, TX, 5.00%, 2/15/21	1,108,900
1,000	University of Pittsburgh, PA, 5.25%, 9/15/23	1,136,820

		$8,799,085

Electric Utilities — 10.6%
$670	California Department of Water Resource Power Supply, 5.00%, 5/1/22	$715,091
1,000	Connecticut State Development Authority, (United Illuminating Co.), 5.75% to 2/1/12 (Put Date), 6/1/26	1,054,550
1,000	Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24(2)	1,077,190
500	Maricopa County, AZ, Pollution Control Corp, (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	522,865
800	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	850,384
1,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	1,114,130
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/23	504,045
1,000	Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,133,660
135	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	139,335

		$7,111,250

General Obligations — 7.9%
$150	Henrico County, VA, (Public Improvements), 5.00%, 12/1/20	$173,340
2,000	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/17	1,527,040
1,100	Three Village, NY, Central School District, 4.00%, 5/1/21	1,139,611
1,500	Virginia, 5.00%, 6/1/28	1,673,400
645	Will, Grundy, Etc. Counties, IL, Community College District No. 525, 5.50%, 6/1/18	766,834

		$5,280,225

Hospital — 10.1%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$1,037,000
1,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,052,890
1,000	Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,050,330
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	1,020,840
275	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	297,797
1,365	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,447,692
200	Washington, CA, Township Health Care District, 5.125%, 7/1/17	203,046

1

Principal
Amount
(000’s omitted)	Security	Value
$175	Washington, CA, Township Health Care District, 5.25%, 7/1/18	$178,000
500	West Orange, FL, Healthcare District, 5.50%, 2/1/10	501,095

		$6,788,690

Insured-Education — 3.4%
$1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,171,180
1,000	Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,075,230

		$2,246,410

Insured-Electric Utilities — 3.0%
$1,000	Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,075,690
850	South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	933,257

		$2,008,947

Insured-General Obligations — 4.3%
$1,000	Massachusetts, (AMBAC), 5.50%, 12/1/23	$1,200,680
500	New York, NY, (AGM), 5.00%, 4/1/22	532,215
1,000	Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,129,060

		$2,861,955

Insured-Other Revenue — 0.8%
$500	Saint Johns County, FL, Industrial Development Authority, (Professional Golf Hall of Fame), (NPFG), 5.00%, 9/1/20	$503,150

		$503,150

Insured-Special Tax Revenue — 5.0%
$1,000	Jefferson, LA, Sales Tax, (AGC), 5.00%, 12/1/21(3)	$1,074,890
700	Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	786,037
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	990,620
500	Tamarac, FL, Sales Tax, (FGIC), (NPFG), 5.00%, 4/1/18	526,525

		$3,378,072

Insured-Transportation — 2.4%
$1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,115,140
420	New Orleans, LA, Aviation Board Revenue, (AGC), 6.00%, 1/1/23	475,839

		$1,590,979

Insured-Water and Sewer — 5.4%
$1,000	Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,098,560
1,000	Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,102,490
1,000	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,132,080
250	Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	286,537

		$3,619,667

Nursing Home — 0.3%
$180	Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$181,994

		$181,994

Other Revenue — 2.1%
$900	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$811,791
530	Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	608,313

		$1,420,104

Pooled Loans — 2.4%
$1,500	New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,636,905

		$1,636,905

Senior Living/Life Care — 0.5%
$590	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(4)	$352,496

		$352,496

2

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 5.7%
$1,000	Alabama Public School & College Authority, 5.00%, 5/1/19	$1,104,010
420	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	417,190
500	California State Economic Recovery, 5.00%, 7/1/18	537,780
310	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11(6)	108,314
80	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	79,177
140	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	115,371
230	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	162,874
85	Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	80,487
60	Longleaf, FL, Community Development District, 6.20%, 5/1/09(5)	29,934
500	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	524,655
170	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	71,349
275	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	275,082
140	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	119,129
100	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	86,842
20	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(6)	5,798
110	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	102,769

		$3,820,761

Student Loan — 1.5%
$1,000	Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$994,580

		$994,580

Transportation — 10.4%
$1,000	Maryland State Transportation Authority, 5.00%, 7/1/20	$1,138,110
1,250	North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,363,350
1,000	Ohio Major New Street Infrastructure Project Revenue, 5.75%, 6/15/19	1,169,420
1,000	Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,067,370
1,000	Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,100,880
1,000	Texas State Transportation Commission First Tier, 5.00%, 4/1/21	1,115,580

		$6,954,710

Water and Sewer — 5.4%
$750	Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/21	$836,498
1,000	Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	1,202,260
750	Massachusetts Water Pollution Abatement Trusts, 5.00%, 8/1/21	855,592
670	New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	737,228

		$3,631,578

Total Tax-Exempt Investments — 96.1% (identified cost $61,253,290)		$64,298,248

3

Short-Term Investments — 3.7%

Principal
(000’s omitted)	Description	Value
$2,467	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	$2,467,272

Total Short-Term Investments — 3.7% (identified cost $2,467,272)		$2,467,272

Total Investments — 99.8% (identified cost $63,720,562)		$66,765,520

Other Assets, Less Liabilities — 0.2%		$156,138

Net Assets — 100.0%		$66,921,658

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 24.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 7.3% of total investments.

(1)		When-issued security.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)		Security is in default and making only partial interest payments.

(5)		Defaulted matured bond.

(6)		Defaulted bond.

4

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	70 U.S. Treasury Note	Short	$(8,287,646)	$(8,081,719)	$205,927

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $205,927.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,698,721

Gross unrealized appreciation	$3,837,114
Gross unrealized depreciation	(770,315)

Net unrealized appreciation	$3,066,799

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$64,298,248	$—	$64,298,248
Short-Term Investments	—	2,467,272	—	2,467,272

Total Investments	$—	$66,765,520	$—	$66,765,520

Futures Contracts	$205,927	$—	$—	$205,927

Total	$205,927	$66,765,520	$—	$66,971,447

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance AMT-Free Limited Maturity Municipals Fund.

5

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 16.2%
$1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	$1,055,130
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,154,790
1,000	Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,089,400
1,055	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,180,102
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,197,850
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22(1)	2,046,709
100	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	113,385
200	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	228,052
150	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	169,673
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	877,732
1,000	Massachusetts Health and Educational Facilities Authority, (Williams College), 5.00%, 7/1/23	1,091,090
690	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.70%, 6/1/18	692,015

		$10,895,928

Electric Utilities — 2.4%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$516,070
1,000	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	1,062,980

		$1,579,050

Escrowed/Prerefunded — 6.9%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Escrowed to Maturity, 5.00%, 7/1/11	$618,547
755	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	802,301
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,453,619
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	766,176

		$4,640,643

General Obligations — 8.6%
$500	Burlington, 5.00%, 2/1/15	$577,885
500	Burlington, 5.00%, 2/1/16	581,030
750	Falmouth, 5.25%, 2/1/16	822,915
1,000	Manchester Essex Regional School District, 5.00%, 1/15/20	1,141,290
1,100	Wellesley, 5.00%, 6/1/16	1,285,009
1,150	Wellesley, 5.00%, 6/1/17	1,347,581

		$5,755,710

Hospital — 7.8%
$500	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	$530,290
600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	635,742

1

Principal
Amount
(000’s omitted)	Security	Value
$865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	$907,610
245	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	245,265
1,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,059,070
750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	806,737
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,058,920

		$5,243,634

Industrial Development Revenue — 1.0%
$745	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$666,790

		$666,790

Insured-Education — 2.0%
$215	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/21	$215,544
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,126,020

		$1,341,564

Insured-Electric Utilities — 6.4%
$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/12	$1,072,810
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/13	1,062,860
2,000	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	2,170,120

		$4,305,790

Insured-Escrowed/Prerefunded — 4.4%
$1,000	Boston, (NPFG), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,089,450
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts-New England Medical Center), (FGIC), Prerefunded to 5/15/12, 5.375%, 5/15/15	1,101,080
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	739,000

		$2,929,530

Insured-General Obligations — 6.4%
$3,105	Boston, (NPFG), 0.125%, 3/1/22	$1,995,676
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,102,050
1,000	Massachusetts, (NPFG), 5.25%, 8/1/22	1,174,070

		$4,271,796

Insured-Hospital — 1.5%
$1,000	Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	$1,020,610

		$1,020,610

Insured-Pooled Loans — 2.2%
$1,545	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	$1,481,655

		$1,481,655

Insured-Solid Waste — 2.9%
$1,000	Massachusetts Development Finance Agency, (SEMASS System), (NPFG), 5.625%, 1/1/13	$1,044,700
890	Massachusetts Development Finance Agency, (SEMASS System), (NPFG), 5.625%, 1/1/16	915,294

		$1,959,994

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 3.7%
$500	Massachusetts Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	$574,530
1,600	Massachusetts Special Obligation, (AGM), 5.50%, 6/1/21	1,935,248

		$2,509,778

Insured-Transportation — 2.1%
$405	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$364,557
1,000	Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/11	1,049,870

		$1,414,427

Insured-Water and Sewer — 1.7%
$1,000	Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,170,390

		$1,170,390

Other Revenue — 2.4%
$1,000	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Institution), 5.00%, 5/1/23	$1,062,780
500	Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	572,435

		$1,635,215

Senior Living/Life Care — 1.2%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$571,140
270	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	252,018

		$823,158

Solid Waste — 1.4%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$951,220

		$951,220

Special Tax Revenue — 2.6%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,165,670
500	Massachusetts Special Obligations, 5.00%, 6/1/14	568,770

		$1,734,440

Transportation — 5.8%
$1,000	Massachusetts Bay Transportation Authority, 5.25%, 7/1/19	$1,169,920
1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	1,011,560
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,741,220

		$3,922,700

Water and Sewer — 4.3%
$1,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,161,900
1,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,152,880
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	535,905

		$2,850,685

Total Tax-Exempt Investments — 93.9% (identified cost $59,582,674)		$63,104,707

3

Short-Term Investments — 4.5%

Principal
Amount
(000’s omitted)	Description	Value
$3,006	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	$3,006,462

Total Short-Term Investments — 4.5% (identified cost $3,006,462)		$3,006,462

Total Investments — 98.4% (identified cost $62,589,136)		$66,111,169

Other Assets, Less Liabilities — 1.6%		$1,081,003

Net Assets — 100.0%		$67,192,172

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 33.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 18.3% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	33 U.S. Treasury Bond	Short	$(3,953,197)	$(3,807,375)	$145,822
3/10	41 U.S. Treasury Note	Short	(4,854,192)	(4,733,578)	120,614

					$266,436

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $266,436.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,561,169

Gross unrealized appreciation	$3,861,085
Gross unrealized depreciation	(311,085)

Net unrealized appreciation	$3,550,000

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$63,104,707	$—	$63,104,707
Short-Term Investments	—	3,006,462	—	3,006,462

Total Investments	$—	$66,111,169	$—	$66,111,169

Futures Contracts	266,436	—	—	266,436

Total	$266,436	$66,111,169	$—	$66,377,605

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Massachusetts Limited Maturity Municipals Fund.

5

Eaton Vance National Limited Maturity Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.5%
$815	Carbon County, PA, Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$820,460
1,080	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,104,570
575	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	521,617
1,105	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	1,108,901

		$3,555,548

Education — 1.6%
$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	$2,118,200
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	402,717
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	171,910
1,580	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	1,847,004
2,500	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,848,600
500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	549,925
250	Ohio State University General Receipts, 5.00%, 12/1/23	272,740
500	Ohio State University General Receipts, 5.25%, 12/1/17	551,315
1,700	University of Illinois, 0.00%, 4/1/15	1,481,023
1,000	University of Illinois, 0.00%, 4/1/16	824,580

		$11,068,014

Electric Utilities — 9.5%
$6,705	California Department of Water Resource Power Supply, 5.00%, 5/1/22	$7,156,246
2,000	Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,122,380
2,000	Connecticut State Development Authority, Pollution Control Revenue, (Connecticut Light and Power Co.), (AMT), 5.25% to 4/1/10 (Put Date), 5/1/31	2,021,840
2,900	Delaware County, PA, Industrial Development Authority Pollution Control, (Peco Energy Co.), 4.00%, 12/1/12	3,060,950
3,200	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,401,536
3,000	Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,264,240
2,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,228,260
3,500	Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,658,165
3,500	Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,618,755
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,693,075
3,000	New Hampshire Business Finance Authority Pollution Control, (United Illuminating Co.), (AMT), 7.125% to 2/1/12 (Put Date), 7/1/27	3,194,760
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70% to 10/1/12 (Put Date), 6/1/36	3,053,203
400	Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	421,224
5,000	Pennsylvania Economic Development Financing Authority, Pollution Control, (PPL Electric Utility Corp.), 4.85% to 10/1/10 (Put Date), 10/1/23	5,075,350
6,500	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,769,880
3,000	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 6.00% to 10/1/11 (Put Date), 10/1/38	3,145,860
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,313,400
1,365	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	1,408,830
6,500	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	6,617,000

Principal
Amount
(000’s omitted)	Security	Value
$2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	$2,671,400

		$66,896,354

Escrowed/Prerefunded — 2.4%
$45	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Escrowed to Maturity, 5.00%, 11/15/16	$52,495
65	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/20	76,338
85	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/22	99,826
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,505,170
65	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	65,524
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,264,340
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,361,032
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,297,854
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,212,160
165	Richland County, OH, Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	175,159
5,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	5,823,750

		$16,933,648

General Obligations — 8.1%
$1,000	Chemeketa, OR, Community College District, 5.50%, 6/15/22	$1,150,650
395	Franklin County, OH, 5.00%, 12/1/12	441,938
500	Hamilton, OH, School District, 6.15%, 12/1/15	599,080
10,000	Maryland State and Local Facilities, 5.00%, 8/1/18	11,589,700
10,000	Maryland State and Local Facilities, 5.00%, 3/1/20	11,635,600
2,985	Michigan, 6.00%, 11/1/22	3,391,945
7,000	Michigan Municipal Bond Authority, 9.50%, 8/20/10	6,992,790
1,035	New York, NY, 5.625%, 12/1/13	1,127,218
15,320	Salem-Keizer, OR, School District No. 24, 0.00%, 6/15/23	8,325,501
10,000	Wake County, NC, 5.00%, 2/1/16	11,645,400

		$56,899,822

Health Care-Miscellaneous — 0.0%
$202	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(1)	$206,461

		$206,461

Hospital — 7.5%
$6,500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$6,740,500
3,000	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	3,364,230
6,000	Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,325,200
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,654,700
1,205	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,291,158
1,860	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,917,976
2,835	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,879,935
2,760	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,988,804
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,073,890
1,250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,323,650
7,470	Michigan Hospital Finance Authority, (Ascension Health Care), 5.00% to 11/1/12 (Put Date), 11/1/27(2)	8,077,684
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,002,110
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,061,740
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,810,812

Principal
Amount
(000’s omitted)	Security	Value
$2,000	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	$1,978,020
955	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	941,726
970	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	983,512
85	Richland County, OH, Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	86,837
2,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,108,320
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	1,086,600
250	University of Kansas Hospital Authority, 5.00%, 9/1/17	268,270
1,750	Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,770,422

		$52,736,096

Housing — 0.5%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,411,350
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	557,046
180	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	184,984
630	Sandoval County, NM, MFMR, 6.00%, 5/1/32(1)	504,138
95	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(3)	83,588

		$3,741,106

Industrial Development Revenue — 9.3%
$385	Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$368,422
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00% to 5/1/15 (Put Date), 5/1/29	1,451,130
1,905	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	1,508,798
3,000	DeSoto Parish, LA, (International Paper Co.), (AMT), 5.00%, 11/1/18	2,902,050
3,500	Gilliam County, OR, Solid Waste Revenue, 6.00% to 5/3/10 (Put Date), 8/1/25	3,535,595
2,000	Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	2,035,840
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,365,092
9,990	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	10,351,938
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,032,210
5,650	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	5,538,299
1,425	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,155,148
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,326,571
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.50%, 8/1/16	2,985,300
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,924,075
5,000	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/15	5,288,100
1,950	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,939,763
10,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	9,208,884
3,325	Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,472,298
7,915	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	7,084,083

		$65,473,596

Insured-Education — 1.2%
$690	Cleveland-Cuyahoga County, OH, Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$667,175
2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,125,825
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,650,683
500	Southern Illinois University, Housing and Auxiliary Facilities, (NPFG), 0.00%, 4/1/17	363,020

		$8,806,703

Insured-Electric Utilities — 3.3%
$5,335	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (FGIC), (AMT), 4.75%, 12/1/23	$5,068,623
750	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	774,968
8,000	Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00% to 3/15/12 (Put Date), 12/1/34	8,325,600
3,000	Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,367,050
4,225	Long Island Power Authority, NY, (FGIC), (NPFG), 5.00%, 12/1/19	4,493,837

Principal
Amount
(000’s omitted)	Security	Value
$400	Piedmont, SC, Municipal Power Agency, (NPFG), 5.00%, 1/1/15	$400,792
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,064,510

		$23,495,380

Insured-Escrowed/Prerefunded — 2.1%
$425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$426,475
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,143,310
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,437,220
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,291,480
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,145,740
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,728,700
350	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	403,137

		$14,576,062

Insured-General Obligations — 7.1%
$200	Amherst, OH, School District, (FGIC), (NPFG), 5.00%, 12/1/11	$214,214
250	Athens, OH, City School District, (AGM), 5.45%, 12/1/10	261,838
8,000	Boston, MA, (NPFG), 0.125%, 3/1/22	5,141,840
265	Clinton Massie, OH, Local School District, (AMBAC), 0.00%, 12/1/11	257,180
225	Finneytown, OH, Local School District, (FGIC), (NPFG), 6.15%, 12/1/11	246,359
1,000	Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	894,220
500	Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	595,005
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	6,001,700
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,243,613
625	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	739,369
10,000	Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,840,200
5,580	New Orleans, LA, (NPFG), 5.25%, 12/1/15	6,102,902
3,440	Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,855,930
175	Scioto Valley and Ross County, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/11	169,178
2,300	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	2,441,197
1,000	St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	837,370
500	Strongsville, OH, City School District, (NPFG), 5.375%, 12/1/12	563,200
670	Upper Arlington, OH, City School District, (AGM), 5.00%, 12/1/21	718,903
10,000	Washington, (AMBAC), 0.00%, 12/1/22	5,825,700
4,275	West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	2,632,374
460	Wyoming School District, (FGIC), (NPFG), 5.75%, 12/1/17	532,974

		$50,115,266

Insured-Hospital — 1.7%
$500	Cuyahoga County, OH, (MetroHealth System), (NPFG), 5.50%, 2/15/12	$536,215
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/11	1,037,920
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/12	1,063,360
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	1,078,360
500	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	545,215
3,505	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,667,351
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,890,531

		$11,818,952

Insured-Industrial Development Revenue — 0.1%
$500	Akron, OH, Economic Development, (NPFG), 6.00%, 12/1/12	$539,485

		$539,485

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 0.7%
$2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25% to 7/1/13 (Put Date), 7/1/32	$2,212,240
500	Ohio Building Authority, (AGM), 5.50%, 10/1/11	541,850
2,100	Texas Public Finance Authority, (NPFG), 0.00%, 2/1/12	2,033,892

		$4,787,982

Insured-Other Revenue — 1.9%
$10,285	Citizens Property Insurance Corp., FL, (Senior Secured High Risk Account), (NPFG), 5.00%, 3/1/13	$10,713,062
500	Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	521,010
1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	1,014,990
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (NPFG), 5.25%, 12/1/14	1,078,010

		$13,327,072

Insured-Pooled Loans — 2.7%
$5,000	Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	$5,287,400
14,205	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	13,622,595

		$18,909,995

Insured-Special Tax Revenue — 5.6%
$3,000	Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$3,012,660
5,000	Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,645,050
6,675	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	6,223,369
1,000	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/23	925,400
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20	11,851,800
5,000	Massachusetts Special Obligation, (AGM), 5.50%, 6/1/21	6,047,650
4,920	Massachusetts Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	5,653,375
250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	258,788

		$39,618,092

Insured-Student Loan — 1.1%
$7,500	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$7,819,650

		$7,819,650

Insured-Transportation — 6.9%
$2,295	Chicago, IL, O’Hare International Airport, (NPFG), (AMT), 5.75%, 1/1/17	$2,362,106
250	Cleveland, OH, Airport System, (AGM), 5.00%, 1/1/23	255,027
1,000	Denver, CO, City and County Airport, (AGM), (AMT), 5.00%, 11/15/11	1,058,580
1,000	Houston, TX, Airport System, (FGIC), (NPFG), (AMT), 5.50%, 7/1/12	1,067,370
1,045	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	1,165,321
1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,090,780
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (NPFG), (AMT), 5.625%, 3/1/13	2,086,300
2,095	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	1,885,793
8,125	Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,710,569
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (NPFG), (AMT), 5.50%, 10/1/13	1,079,400
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (NPFG), (AMT), 5.25%, 1/1/11	2,069,900
10,000	New Jersey Transportation Trust Fund Authority, (AGC), 0.00%, 12/15/24	4,753,600
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,689,900
1,040	New Orleans, LA, Aviation Board Revenue, (AGC), 6.00%, 1/1/23	1,178,268
1,750	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	2,036,370
1,000	Port Seattle, WA, (NPFG), (AMT), 6.00%, 2/1/11	1,047,320
8,880	St. Louis, MO, Lambert-St. Louis International Airport, (AGM), 5.00%, 7/1/20	9,269,122
1,910	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (NPFG), (AMT), 5.50%, 12/1/15	1,936,301

		$48,742,027

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 0.9%
$475	Cleveland, OH, Waterworks, (AGM), 5.375%, 1/1/16	$512,796
3,125	Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,434,062
2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	2,745,294

		$6,692,152

Lease Revenue/Certificates of Participation — 2.2%
$5,265	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	$5,579,215
2,240	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,365,104
1,945	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	2,035,365
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,826,235
1,755	Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,738,819

		$15,544,738

Nursing Home — 0.3%
$2,365	Connecticut State Development Authority, (Alzheimers Resource Center), 5.20%, 8/15/17	$2,146,001

		$2,146,001

Other Revenue — 3.5%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,012,130
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(1)	752,299
4,470	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	4,031,895
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,045,186
200	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(1)	194,606
4,500	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(1)	3,486,420
4,565	Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	4,464,388
195	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	189,696
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	612,395
300	Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	271,374
5,250	Seminole Tribe, FL, 5.75%, 10/1/22(1)	5,088,195
1,700	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	173,434
2,530	Tennessee Energy Acquisition Corp., 5.25%, 9/1/17	2,599,524
970	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11(1)	924,973
155	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	154,391

		$25,000,906

Pooled Loans — 0.6%
$230	Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$169,073
1,120	Idaho Board Bank Authority, 5.00%, 9/15/21	1,258,129
1,595	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,628,288
1,040	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	1,096,493
315	Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	260,288

		$4,412,271

Senior Living/Life Care — 0.9%
$1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/49(7)	$739,488
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	985,030
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	200,222
2,755	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	2,516,830
625	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	583,375
750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	758,347
495	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 5.513%, 1/1/42(4)	295,738
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	438,477

		$6,517,507

Principal
Amount
(000’s omitted)	Security	Value
Solid Waste — 1.0%
$4,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$3,804,880
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	2,961,450

		$6,766,330

Special Tax Revenue — 2.1%
$885	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$879,079
1,078	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	831,860
265	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11(3)	92,591
245	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	242,479
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	1,012,260
495	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	407,920
1,955	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	1,384,433
450	Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	426,105
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	235,372
45	Longleaf, FL, Community Development District, 6.20%, 5/1/09(5)	22,451
4,000	Mahoning County, OH, (Sales Tax), 5.00%, 12/1/10	4,099,920
2,000	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	2,098,620
1,130	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	474,261
830	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	706,264
1,335	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,159,341
275	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(3)	79,722
330	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	308,306

		$14,460,984

Transportation — 8.8%
$1,140	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	$814,599
2,370	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	1,531,233
3,000	Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,335,610
5,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), 4.75%, 7/15/19	5,505,650
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,633,875
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	11,429,000
5,000	Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,299,700
7,500	Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	8,459,250
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,594,800
5,000	North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,453,400
250	Ohio Major New Street Infrastructure Project Revenue, 5.75%, 6/15/19	292,355
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,130,990
10,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	10,247,000

		$61,727,462

Water and Sewer — 4.0%
$400	Cincinnati, OH, Water System, 4.50%, 12/1/21	$424,904
5,000	Fairfax County, VA, Water Authority, 5.00%, 4/1/18(6)	5,709,300
3,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,458,640
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	562,480
280	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20	331,100

Principal
Amount
(000’s omitted)	Security	Value
$10,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	$11,351,200
5,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	6,035,550

		$27,873,174

Total Tax-Exempt Investments — 98.1% (identified cost $674,323,806)		$691,208,836

Other Assets, Less Liabilities — 1.9%		$13,289,097

Net Assets — 100.0%		$704,497,933

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SUNY	-	State University of New York

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 36.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 17.4% of total investments.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate value of these securities is 11,157,092 or 1.6% of the Fund’s net assets.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Defaulted bond.

(4)		Security is in default and making only partial interest payments.

(5)		Defaulted matured bond.

(6)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(7)		Security is in default with respect to scheduled principal payments.

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	416 U.S. Treasury Bond	Short	$(49,823,669)	$(47,996,000)	$1,827,669
3/10	439 U.S. Treasury Note	Short	(51,975,378)	(50,683,922)	1,291,456

					$3,119,125

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $3,119,125.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$668,894,362

Gross unrealized appreciation	$29,821,262
Gross unrealized depreciation	(12,486,788)

Net unrealized appreciation	$17,334,474

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$691,208,836	$—	$691,208,836

Total Investments	$—	$691,208,836	$—	$691,208,836

Futures Contracts	$3,119,125	$—	$—	$3,119,125

Total	$3,119,125	$691,208,836	$—	$694,327,961

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance National Limited Maturity Municipals Fund.

Eaton Vance New Jersey Limited Maturity Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.8%
$1,850	New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/19	$2,146,111
250	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	284,860
1,000	Rutgers State University, Series F, 5.00%, 5/1/23	1,119,350

		$3,550,321

Electric Utilities — 0.8%
$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$438,350

		$438,350

Escrowed/Prerefunded — 8.1%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$420,837
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,958,544
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	618,990
750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/11	799,500
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), Prerefunded to 7/1/13, 5.75%, 7/1/23	482,549

		$4,280,420

General Obligations — 7.2%
$450	Franklin Township School District, 4.00%, 8/15/22	$462,492
1,000	Franklin Township School District, 5.00%, 8/15/22	1,138,570
500	Jersey City School District, 6.25%, 10/1/10	520,155
500	Monmouth County Improvement Authority, 5.00%, 12/1/21	562,510
1,000	Princeton Regional School District, 4.75%, 2/1/22	1,122,990

		$3,806,717

Hospital — 7.4%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$950,920
385	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	401,955
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	454,968
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	505,205
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	504,935
1,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,068,280

		$3,886,263

Housing — 1.0%
$500	New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$511,200

		$511,200

Industrial Development Revenue — 1.3%
$350	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	$272,118
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	414,554

		$686,672

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 4.7%
$545	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	$511,226
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,027,230
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	930,564

		$2,469,020

Insured-Electric Utilities — 3.3%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	$678,692
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,036,990

		$1,715,682

Insured-Escrowed/Prerefunded — 2.8%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	$1,459,575

		$1,459,575

Insured-General Obligations — 12.4%
$330	Clearview Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	$367,208
250	Freehold Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	287,610
470	Hillsborough Township School District, (AGM), 5.375%, 10/1/18	559,305
1,000	Jackson Township School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	1,200,340
725	Monroe Township Board of Education, (FGIC), (NPFG), 5.20%, 8/1/11	771,414
825	Monroe Township Board of Education, (FGIC), (NPFG), 5.20%, 8/1/14	933,718
500	New Jersey, (AGM), 5.00%, 1/15/22	548,660
500	New Jersey, (AGM), 5.00%, 1/15/23	545,090
1,120	New Jersey, (AMBAC), 5.25%, 7/15/19	1,309,661

		$6,523,006

Insured-Lease Revenue/Certificates of Participation — 3.3%
$1,000	Hudson County, (NPFG), 6.25%, 6/1/15	$1,147,230
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	579,975

		$1,727,205

Insured-Transportation — 3.1%
$500	Delaware River Port Authority, (AGM), 5.50%, 1/1/10	$500,000
1,000	New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/17	1,142,220

		$1,642,220

Insured-Water and Sewer — 8.7%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,156,270
1,000	North Hudson Sewer Authority, (NPFG), 5.125%, 8/1/22	1,014,140
1,020	Passaic Valley Water Commission, (AGM), 5.00%, 12/15/17	1,168,155
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/16	436,649
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/17	411,382
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/18	385,166

		$4,571,762

Lease Revenue/Certificates of Participation — 4.6%
$1,100	Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24(1)	$1,302,653
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,130,350

		$2,433,003

Nursing Home — 1.0%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$517,570

		$517,570

Pooled Loans — 6.5%
$2,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$2,349,760
1,000	New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,075,140

		$3,424,900

2

Principal
Amount
(000’s omitted)	Security	Value
Senior Living/Life Care — 1.7%
$520	New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	$514,446
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	404,452

		$918,898

Special Tax Revenue — 2.1%
$670	Middlesex County Improvement Authority, Open Space Trust Fund, 4.00%, 12/15/20	$710,040
180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	184,219
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	193,739

		$1,087,998

Transportation — 8.5%
$1,500	New Jersey State Turnpike Authority, 5.00%, 1/1/20	$1,639,710
1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	1,118,960
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,024,700
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	705,691

		$4,489,061

Total Tax-Exempt Investments — 95.3% (identified cost $47,790,933)		$50,139,843

Short-Term Investments — 3.7%

Principal
Amount
(000’s omitted)	Description	Value
$1,927	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	$1,926,608

Total Short-Term Investments — 3.7% (identified cost $1,926,608)		$1,926,608

Total Investments — 99.0% (identified cost $49,717,541)		$52,066,451

Other Assets, Less Liabilities — 1.0%		$537,594

Net Assets — 100.0%		$52,604,045

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 38.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 19.8% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	70 U.S. Treasury Note	Short	$(8,287,646)	$(8,081,719)	$205,927

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $205,927.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,667,701

Gross unrealized appreciation	$2,633,906
Gross unrealized depreciation	(235,156)

Net unrealized appreciation	$2,398,750

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$50,139,843	$—	$50,139,843
Short-Term Investments	—	1,926,608	—	1,926,608

Total Investments	$—	$52,066,451	$—	$52,066,451

Futures Contracts	205,927	—	—	205,927

Total	$205,927	$52,066,451	$—	$52,272,378

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance New Jersey Limited Maturity Municipals Fund.

4

Eaton Vance New York Limited Maturity Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.7%
$2,000	Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,135,880
600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	497,292

		$2,633,172

Education — 4.1%
$1,000	New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14	$1,095,340
1,500	New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,649,145
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	667,254
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	693,275

		$4,105,014

Electric Utilities — 2.5%
$2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70% to 10/1/12 (Put Date), 6/1/36	$2,502,625

		$2,502,625

Escrowed/Prerefunded — 4.8%
$1,000	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 2/1/11, 5.375%, 2/1/13	$1,064,260
1,000	New York Dormitory Authority, (Child Care Facility), Prerefunded to 4/1/12, 5.375%, 4/1/14	1,105,000
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,357,165
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,185,890

		$4,712,315

General Obligations — 1.8%
$1,750	Three Village Central School District (Brookhaven & Smithtown), 4.00%, 5/1/22	$1,792,998

		$1,792,998

Health Care-Miscellaneous — 0.5%
$100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$101,359
400	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	353,404

		$454,763

Hospital — 8.6%
$340	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$331,663
135	Nassau County Industrial Development Agency, (North Shore Health System), 5.625%, 11/1/10	138,132
565	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	587,329
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,174,300
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	997,190
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	197,044
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	475,455
400	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	395,604
1,000	New York Health and Hospital Corp., 5.50%, 2/15/19	1,086,480
1,325	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,331,824
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	768,330

		$8,483,351

Housing — 3.1%
$1,000	New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,027,270
2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	2,026,600

		$3,053,870

Industrial Development Revenue — 6.4%
$1,500	Liberty Development Corp. (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$1,554,345
1,250	New York City Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	1,329,125

1

Principal
Amount
(000’s omitted)	Security	Value
$1,000	New York State Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	$1,018,560
205	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	168,803
1,500	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	1,104,465
1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,118,775

		$6,294,073

Insured-Education — 11.1%
$1,000	New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,033,470
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,109,040
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,492,562
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,155,650
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,184,440
1,455	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,606,509
1,000	New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,173,840
1,000	New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,097,590
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	1,088,580

		$10,941,681

Insured-Electric Utilities — 5.8%
$500	Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$439,060
2,500	Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	2,629,925
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,334,550
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,330,637

		$5,734,172

Insured-Escrowed/Prerefunded — 0.3%
$250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$300,130

		$300,130

Insured-General Obligations — 3.7%
$500	Clarence Central School District, (AGM), 5.00%, 5/15/17	$546,135
1,000	Monroe County, (Public Improvements), (NPFG), 6.00%, 3/1/19	1,162,750
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	1,988,823

		$3,697,708

Insured-Hospital — 2.4%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,835,728
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	531,100

		$2,366,828

Insured-Lease Revenue/Certificates of Participation — 2.2%
$1,000	New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (AGM), 5.25%, 8/15/20	$1,104,170
1,000	New York Dormitory Authority, (Municipal Health Facilities), (AGM), 5.50%, 1/15/13	1,068,670

		$2,172,840

Insured-Special Tax Revenue — 6.1%
$2,250	New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13	$2,147,130
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,346,060
1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,552,725

		$6,045,915

Insured-Transportation — 8.3%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,137,790
1,000	Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,133,760
1,000	Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,068,480
2,235	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,604,512
1,920	Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	2,219,981

		$8,164,523

2

Principal
Amount
(000’s omitted)	Security	Value
Lease Revenue/Certificates of Participation — 1.6%
$500	New York Urban Development Corp., 5.00%, 1/1/18	$554,515
1,025	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50% to 1/1/11 (Put Date), 1/1/17	1,071,094

		$1,625,609

Other Revenue — 3.7%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$656,475
750	Brooklyn Arena Local Development Corp., (Brooklyn Center Project), 5.75%, 7/15/16	794,310
2,030	New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,212,944

		$3,663,729

Senior Living/Life Care — 0.4%
$400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$388,860

		$388,860

Solid Waste — 2.8%
$750	Hempstead Industrial Development Agency, (American Refuel), 5.00% to 6/1/10 (Put Date), 12/1/10	$751,328
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/2013 (Put Date), 11/15/24	1,974,300

		$2,725,628

Special Tax Revenue — 5.9%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,248,528
540	New York City Transitional Finance Authority, 6.00%, 7/15/33	608,472
500	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/15/14	545,185
3,000	New York State Local Government Assistance Corp., 5.25%, 4/1/16	3,448,110

		$5,850,295

Transportation — 3.2%
$1,000	Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,069,980
1,000	New York Thruway Authority, 5.00%, 3/15/20	1,119,960
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,024,700

		$3,214,640

Water and Sewer — 6.1%
$1,000	Erie County Water Authority, 5.00%, 12/1/18	$1,137,980
2,430	New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,673,826
515	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/18(1)	564,147
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,091,060
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14(1)	550,515

		$6,017,528

Total Tax-Exempt Investments — 98.1% (identified cost $93,912,763)		$96,942,267

3

Short-Term Investments — 0.7%

Principal
Amount
(000’s omitted)	Description	Value
$716	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	$716,016

		$716,016

Total Short-Term Investments — 0.7% (identified cost $716,016)		$716,016

Total Investments — 98.8% (identified cost $94,628,779)		$97,658,283

Other Assets, Less Liabilities — 1.2%		$1,210,726

Net Assets — 100.0%		$98,869,009

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 40.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 17.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	43 U.S. Treasury Bond	Short	$(5,150,162)	$(4,961,125)	$189,037
3/10	94 U.S. Treasury Note	Short	(11,129,124)	(10,852,594)	276,530

					$465,567

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $465,567.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$94,591,444

Gross unrealized appreciation	$4,314,010
Gross unrealized depreciation	(1,247,171)

Net unrealized appreciation	$3,066,839

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$96,942,267	$—	$96,942,267
Short-Term Investments	—	716,016	—	716,016

Total Investments	$—	$97,658,283	$—	$97,658,283

Futures Contracts	465,567	—	—	465,567

Total	$465,567	$97,658,283	$—	$98,123,850

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance New York Limited Maturity Municipals Fund.

5

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.7%
$155	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$156,039
300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	272,148

		$428,187

Education — 4.9%
$1,040	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$1,115,098
1,000	Pennsylvania State University, 5.00%, 3/1/24	1,113,560
750	University of Pittsburgh, 5.50%, 9/15/23	862,740

		$3,091,398

Electric Utilities — 4.3%
$750	Pennsylvania Economic Development Financing Authority, (Exelon Generation Company, LLC), 5.00% to 6/1/12 (Put Date), 12/1/42	$794,887
500	Pennsylvania Economic Development Financing Authority, Pollution Control, (PPL Electric Utility Corp.), 4.85% to 10/1/10 (Put Date), 10/1/23	507,535
1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/17	1,043,820
400	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	407,560

		$2,753,802

Escrowed/Prerefunded — 1.3%
$500	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/10, 5.80%, 10/1/20	$530,265
270	Lehigh County General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	276,623

		$806,888

General Obligations — 9.0%
$500	Bucks County, 5.125%, 5/1/21	$571,545
1,530	Chester County, 5.00%, 7/15/28	1,697,061
1,000	Daniel Boone Area School District, 5.00%, 8/15/19	1,112,190
400	Montgomery County, 4.375%, 12/1/31(1)	412,772
1,780	Mount Lebanon School District, 5.00%, 2/15/28	1,921,207

		$5,714,775

Hospital — 8.8%
$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$533,715
500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	534,400
500	Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	527,100
635	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	659,860
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	197,778
750	Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	734,498

1

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	$1,026,120
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	520,210
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	832,224

		$5,565,905

Housing — 2.1%
$1,335	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,348,136

		$1,348,136

Industrial Development Revenue — 2.9%
$700	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$700,042
500	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	561,050
750	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	552,232

		$1,813,324

Insured-Cogeneration — 1.8%
$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,122,446

		$1,122,446

Insured-Education — 6.3%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,112,920
1,100	Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,102,024
750	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	800,880

		$4,015,824

Insured-Electric Utilities — 2.4%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (NPFG), 5.35%, 11/1/10	$1,551,735

		$1,551,735

Insured-Escrowed/Prerefunded — 13.4%
$1,000	Council Rock School District, (NPFG), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,081,980
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	526,140
1,000	Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,143,710
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,096,270
1,000	Spring-Ford Area School District, (AGM), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,073,630
5,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	3,545,400

		$8,467,130

Insured-General Obligations — 19.0%
$1,250	Bethlehem Area School District, (AGM), 5.25%, 1/15/25(2)	$1,328,150
1,020	Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	840,735
1,250	Cranberry Township, (FGIC), (NPFG), 5.00%, 12/1/20	1,325,550
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,540,154
1,355	McKeesport, (FGIC), (NPFG), 0.00%, 10/1/11	1,316,938
1,000	Palmyra Area School District, (FGIC), (NPFG), 5.00%, 5/1/17	1,069,140

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Pennsylvania, (NPFG), 5.375%, 7/1/19	$1,188,240
1,000	Philadelphia School District, (AGM), 5.50%, 6/1/21	1,107,140
1,000	Reading School District, (FGIC), (NPFG), 0.00%, 1/15/12	965,020
1,250	Sto-Rox School District, (FGIC), (NPFG), 5.125%, 12/15/22	1,322,800

		$12,003,867

Insured-Hospital — 1.3%
$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$280,525
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	526,375

		$806,900

Insured-Other Revenue — 2.3%
$1,500	Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,469,490

		$1,469,490

Insured-Special Tax Revenue — 0.6%
$350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$350,025

		$350,025

Insured-Transportation — 6.7%
$1,000	Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/10	$1,000,000
590	Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/12	618,922
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,139,050
1,000	Philadelphia Airport, (FGIC), (NPFG), (AMT), 5.375%, 7/1/14	1,006,680
500	Southeastern Pennsylvania Transportation Authority, (FGIC), (NPFG), 5.25%, 3/1/16	505,840

		$4,270,492

Insured-Water and Sewer — 4.9%
$500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	$531,920
250	Allegheny County Sanitation Authority, (NPFG), 5.00%, 12/1/19	254,867
2,000	Altoona City Authority Water Revenue, (AGM), 5.25%, 11/1/19(3)	2,288,260

		$3,075,047

Senior Living/Life Care — 0.6%
$390	Cliff House Trust, (AMT), 6.625%, 6/1/27(4)	$204,750
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	191,555

		$396,305

Special Tax Revenue — 1.3%
$750	Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$811,005

		$811,005

Transportation — 0.8%
$500	Pennsylvania Turnpike Commission, 5.00%, 12/1/22	$528,910

		$528,910

Total Tax-Exempt Investments — 95.4% (identified cost $57,973,287)		$60,391,591

3

Short-Term Investments — 5.1%

Principal
Amount
(000’s omitted)	Description	Value
$3,208	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	$3,207,985

Total Short-Term Investments — 5.1% (identified cost $3,207,985)		$3,207,985

Total Investments — 100.5% (identified cost $61,181,272)		$63,599,576

Other Assets, Less Liabilities — (0.5)%		$(305,330)

Net Assets — 100.0%		$63,294,246

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 58.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 24.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		When-issued security.

(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)		Security is in default and is making only partial interest payments.

4

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	29 U.S. Treasury Bond	Short	$(3,487,149)	$(3,345,875)	$141,274
3/10	40 U.S. Treasury Note	Short	(4,735,797)	(4,618,125)	117,672

					$258,946

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $258,946.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,134,228

Gross unrealized appreciation	$2,986,817
Gross unrealized depreciation	(521,469)

Net unrealized appreciation	$2,465,348

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$60,391,591	$—	$60,391,591
Short-Term Investments	—	3,207,985	—	3,207,985

Total Investments	$—	$63,599,576	$—	$63,599,576

Futures Contracts	258,946	—	—	258,946

Total	$258,946	$63,599,576	$—	$63,858,522

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Pennsylvania Limited Maturity Municipals Fund.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010